UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4651

John Hancock Strategic Series (Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210 (Address of principal executive offices) (Zip code)

Alfred E. Ouellette, Senior Attorney and Assistant Secretary

601 Congress Street Boston, Massachusetts 02210 (Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	May 31

Date of reporting period:	February 28, 2006

ITEM 1. SCHEDULE OF INVESTMENTS

JOHN HANCOCK

Strategic Income Fund

2.28.2006 **Quarterly Portfolio Holdings**

JohnHancock

JOHN HANCOCK FUNDS

John Hancock
Strategic Income Fund
Securities owned by the Fund on
February 28, 2006 (unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate (%)	date	rating (A)	($000)	Value

Bonds 77.54%					$1,123,433,773
(Cost $1,041,850,258)

Airlines 0.00%					150

Jet Equipment Trust,
Equipment Trust Ctf Ser 95B2
(B)(G)(H)(S)	10.910	08-15-14	D	1,500	150

Aluminum 0.34%					4,850,000

Novelis, Inc.,
Sr Note (Canada) (S)	7.750	02-15-15	B	5,000	4,850,000

Agricultural Products 0.35%					5,066,850

Cosan SA Industria e Comercio,
Perpetual Bond (Brazil) (S)	8.250	02-15-49	BB	5,100	5,066,850

Broadcasting & Cable TV 3.20%					46,356,647

Allbritton Communications Co.,
Sr Sub Note	7.750	12-15-12	B-	7,953	8,002,706
Callahan Nordhein-Westfallen GmbH,
Sr Note (Germany) (B)(C)(G)(H)	14.125	07-15-11	D	1,430	41,259
Charter Communications Holdings LLC/Charter
Communications Holdings Capital Corp.,
Gtd Sr Sec Note (S)	11.000	10-01-15	CCC-	3,100	2,607,875
CSC Holdings, Inc.,
Sr Sub Deb	10.500	05-15-16	B+	3,450	3,657,000
Innova S. de R.L.,
Note (Mexico)	9.375	09-19-13	BB-	5,685	6,310,350
Rogers Cable, Inc.,
Sr Sec Note (Canada) (D)	7.250	12-15-11	BB+	6,750	6,291,419
Shaw Communications, Inc.,
Sr Note (Canada) (D)	6.100	11-16-12	BB+	9,000	7,993,427
Sinclair Broadcast Group, Inc.,
Gtd Sr Sub Note	8.000	03-15-12	B	7,925	8,093,406
XM Satellite Radio, Inc.,
Sr Sec Note	12.000	06-15-10	CCC+	3,006	3,359,205

Casinos & Gaming 3.02%					43,717,259

Chukchansi Economic Development Authority,
Sr Note (S)	8.000	11-15-13	BB-	2,330	2,399,900
Isle of Capri Casinos, Inc.,
Sr Sub Note	9.000	03-15-12	B	4,500	4,781,250
Jacobs Entertainment, Inc.,
Gtd Sr Sec Note	11.875	02-01-09	B	4,550	4,800,250
Mandalay Resort Group,
Sr Sub Note	9.375	02-15-10	B+	3,850	4,225,375

John Hancock
Strategic Income Fund
Securities owned by the Fund on
February 28, 2006 (unaudited)

Mohegan Tribal Gaming Authority,
Sr Sub Note	8.000	04-01-12	B+	4,450	4,678,063
Sr Sub Note	7.125	08-15-14	B+	800	824,000
Sr Sub Note	6.375	07-15-09	B+	3,750	3,773,438
MTR Gaming Group, Inc.,
Sr Note Ser B	9.750	04-01-10	B+	3,150	3,374,438
Penn National Gaming, Inc.,
Sr Sub Note	6.750	03-01-15	B+	2,800	2,814,000
Seneca Gaming Corp.,
Sr Note	7.250	05-01-12	BB-	500	507,500
Trump Entertainment Resorts, Inc.,
Gtd Sec Note	8.500	06-01-15	B-	5,000	4,987,500
Waterford Gaming, LLC,
Sr Note (S)	8.625	09-15-12	B+	6,188	6,551,545

Commodity Chemicals 0.48%					7,008,750

Braskem S.A.,
Note (Brazil) (S)	11.750	01-22-14	BB	2,800	3,500,000
Nova Chemicals Corp.,
Sr Note (Canada)	7.000	05-15-06	BB+	3,500	3,508,750

Construction Materials 0.08%					1,100,000

Votorantim Overseas IV,
Gtd Note (Cayman Islands) (S)	7.750	06-24-20	BBB-	1,000	1,100,000

Consumer Finance 0.89%					12,904,114

Toyota Motor Credit Corp.,
Sr Note (Japan) (D)	0.750	06-09-08	AAA	1,490,000	12,904,114

Diversified Banks 1.67%					24,150,688

Corporacion Andina de Fomento,
Note (Venezuela)	5.200	05-21-13	A	2,600	2,566,444
European Investment Bank,
Sr Note (New Zealand) (D)	6.750	11-17-08	AAA	9,920	6,603,487
International Bank for Reconstruction &
Development,
Note (New Zealand) (D)	5.240	08-28-07	AAA	4,960	3,197,163
Landwirtschaftliche Rentenbank,
Gtd Note (Japan) (D)	0.650	09-30-08	AAA	987,000	8,524,510
Note (New Zealand) (D)	6.500	09-17-09	AAA	4,960	3,259,084

Electric Utilities 0.92%					13,362,631

Empresa Electrica Guacolda S.A.,
Sr Sec Note (Chile) (S)	8.625	04-30-13	BBB-	3,726	4,139,884
Empresa Nacional de Electricidad S.A.,
Bond (Chile)	7.875	02-01-27	BBB-	4,500	4,988,444
Midland Funding Corp. II,
Deb Ser B	13.250	07-23-06	B	4,134	4,234,303

Foreign Government 54.59%					790,840,568

Australia, Government of,
Bond (Australia) (D)	7.500	09-15-09	AAA	71,245	56,672,283

John Hancock
Strategic Income Fund
Securities owned by the Fund on
February 28, 2006 (unaudited)

Austria, Republic of,
Note (New Zealand) (D)	6.000	09-26-08	AAA	4,960	3,235,252
Bonos Y Oblig Del Estado,
Bond (Spain) (C)	5.350	10-31-11	AAA	18,930	24,870,488
Bond (Spain) (C)	5.000	07-30-12	AAA	10,000	13,022,987
Bond (Spain) (C)	4.200	07-30-13	AAA	20,500	25,671,597
Brazil, Federative Republic of,
Bond (Brazil) (D)	12.500	01-15-16	BB-	13,600	6,639,195
Bundesrepublik Deutschland,
Bond (Germany) (C)	5.000	07-04-12	AAA	16,800	21,851,517
Buoni Poliennali Del Tes,
Bond (Italy) (C)	6.750	02-01-07	AA-	5,500	6,781,436
Bond (Italy) (C)	4.750	02-01-13	Aa2	14,250	18,289,338
Canada, Government of,
Bond (Canada) (D)	7.000	12-01-06	AAA	45,000	40,427,435
Bond (Canada) (D)	6.000	06-01-08	AAA	15,000	13,748,012
Bond (Canada) (D)	6.000	06-01-08	AAA	10,000	9,165,341
Bond (Canada) (D)	6.000	06-01-11	AAA	35,050	33,549,991
Bond (Canada) (D)	5.750	06-01-29	AAA	35,525	38,306,873
Bond (Canada) (D)	5.500	06-01-09	AAA	49,000	44,974,762
Bond (Canada) (D)	5.500	06-01-10	AAA	33,425	30,997,616
Bond (Canada) (D)	4.500	09-01-07	AAA	32,000	28,342,897
Bond (Canada) (D)	4.500	06-01-15	AAA	27,000	24,374,621
Treasury Bill (Canada) (D)(G)	Zero	08-10-06	AAA	24,875	21,490,496
Colombia, Republic of,
Note (Colombia)	10.750	01-15-13	BB	18,400	23,552,000
Germany, Federal Republic of,
Bond (Germany) (C)	5.000	01-04-12	AAA	7,450	9,655,857
Ireland, Government of,
Bond (Ireland) (C)	5.000	04-18-13	AAA	13,500	17,725,874
Deb (Ireland) (C)	4.600	04-18-16	AAA	9,500	12,377,081
Mexican States, United,
Bond (Mexico)	11.375	09-15-16	BBB	3,800	5,578,400
Note (Mexico)	8.375	01-14-11	BBB	7,200	8,128,800
Note (Mexico) (C)	7.375	03-13-08	BBB	7,560	9,725,472
Treasury Bill Ser BI (Mexico) (D)(G)	Zero	07-06-06	A	172,000	16,018,097
New Zealand, Government of,
Bond (New Zealand) (D)	6.000	07-15-08	Aaa	6,695	4,438,038
Bond (Norway) (D)	5.000	05-15-15	AAA	158,000	25,790,723
Norway, Government of,
Bond (Norway) (D)	6.750	01-15-07	AAA	136,800	20,954,493
Bond (Norway) (D)	6.000	05-16-11	AAA	244,000	40,481,338
Ontario, Province of,
Bond (New Zealand) (D)	5.750	03-03-08	AA	10,600	6,876,667
Deb (Canada) (D)	5.900	03-08-06	AA	30,900	27,173,101
Deb (Canada) (D)	5.000	03-08-14	AA	20,750	19,007,142
Note (New Zealand) (D)	6.250	06-16-15	AA	10,600	6,909,816
Panama, Republic of,
Note (Panama)	7.250	03-15-15	BB	4,400	4,730,000
Philippines, Republic of,
Bond (Philippines)	9.375	01-18-17	BB-	7,000	8,146,250
Bond (Philippines) (C)	9.125	02-22-10	BB-	11,550	15,767,213
United Kingdom, Government of,
Treasury Bond (United Kingdom) (D)	4.500	03-07-07	AAA	9,300	16,312,170

John Hancock
Strategic Income Fund
Securities owned by the Fund on
February 28, 2006 (unaudited)

Venezuela, Republic of,
Note (Venezuela)	8.500	10-08-14	BB-	8,250	9,372,000
Sr Note (Venezuela) (C)	11.000	03-05-08	BB-	14,500	19,707,899

Industrial Conglomerates 0.00%					0

Centaur Mining & Exploration Ltd.,
Sr Note (Australia) (B)(G)(H)	11.000	12-01-07	D	2,500	0

Industrial Machinery 0.18%					2,671,500

Manitowoc Co., Inc.,
Sr Note	7.125	11-01-13	B+	2,600	2,671,500

Integrated Oil & Gas 1.10%					15,867,938

Pemex Project Funding Master Trust,
Gtd Note	9.125	10-13-10	BBB	3,800	4,370,000
Gtd Note	8.500	02-15-08	BBB	7,000	7,409,500
Gtd Note	7.375	12-15-14	BBB	3,675	4,088,438

Integrated Telecommunication Services 0.34%					4,898,500

Cincinnati Bell, Inc.,
Sr Sub Note	8.375	01-15-14	B-	4,850	4,898,500

Investment Banking & Brokerage 0.29%					4,272,579

Rabobank Nederland,
Note (Japan) (D)	0.200	06-20-08	AAA	500,000	4,272,579

Metal & Glass Containers 0.87%					12,634,550

BWAY Corp.,
Gtd Sr Sub Note	10.000	10-15-10	B-	4,175	4,425,500
Owens-Brockway Glass Container, Inc.,
Sr Note	8.250	05-15-13	B	3,200	3,336,000
Sr Sec Note	8.875	02-15-09	BB-	4,680	4,873,050

Oil & Gas Exploration & Production 0.66%					9,545,275

Chesapeake Energy Corp.,
Sr Note	7.750	01-15-15	BB	2,500	2,656,250
Sr Note	6.875	01-15-16	BB	6,721	6,889,025

Other Diversified Financial Services 2.13%					30,889,293

General Electric Capital Corp.,
Note (Mexico) (D)	9.500	12-11-14	AAA	72,500	7,241,023
Note (Mexico) (D)	8.750	10-05-15	AAA	72,500	6,969,294
Note (New Zealand) (D)	6.625	02-04-10	AAA	25,300	16,678,976

Paper Packaging 1.20%					17,424,500

MDP Acquisitions Plc,
Sr Note (Ireland)	9.625	10-01-12	B-	4,300	4,504,250
Stone Container Corp.,
Sr Note	9.750	02-01-11	CCC+	5,800	5,937,750
Sr Note	9.250	02-01-08	CCC+	2,000	2,082,500
Sr Note	8.375	07-01-12	CCC+	5,000	4,900,000

John Hancock
Strategic Income Fund
Securities owned by the Fund on
February 28, 2006 (unaudited)

Paper Products 0.15%					2,231,250

Longview Fibre Co.,
Sr Sub Note (U)	10.000	01-15-09	B+	2,125	2,231,250

Pharmaceuticals 0.55%					8,006,822

Pfizer, Inc.,
Bond (Japan) (D)	0.800	03-18-08	AAA	925,000	8,006,822

Real Estate Investment Trusts 0.04%					608,250

Omega Healthcare Investors, Inc.,
Sr Note	7.000	04-01-14	BB	600	608,250

Regional Banks 0.48%					7,015,112

Colonial Bank, NA,
Sub Note	6.375	12-01-15	BBB-	4,269	4,361,552
CSBI Capital Trust I,
Sub Cap Inc Ser A (B)(G)	11.750	06-06-27	B-	2,340	2,653,560

Specialized Finance 2.87%					41,568,480

CCM Merger, Inc.,
Note (S)	8.000	08-01-13	B-	5,000	4,975,000
Drummond Co., Inc.,
Sr Note (S)	7.375	02-15-16	BB-	4,120	4,140,600
JSG Funding Plc,
Sr Sub Note (Ireland) (C)	7.750	04-01-15	B-	5,000	5,692,996
Kreditanstalt fur Wiederaufbau,
Gtd Bond (Japan) (D)	1.850	09-20-10	AAA	1,500,000	13,393,132
Oesterreichische Kontrollbank AG,
Gtd Bond (Japan) (D)	1.800	03-22-10	AAA	1,500,000	13,366,752

Wireless Telecommunication Services 1.14%					16,442,067

America Movil S.A. de C.V.,
Bond (Mexico) (D)	9.000	01-15-16	BBB+	65,700	6,479,977
Dobson Communications Corp.,
Sr Note	8.875	10-01-13	CCC	5,253	5,292,398
Grupo Iusacell S.A. de C.V.,
Sr Note (Mexico) (H)	14.250	12-01-06	C	4,000	1,920,000
Nextel Communications, Inc.,
Sr Note Ser D	7.375	08-01-15	A-	2,600	2,749,692

Issuer				Shares	Value
Common stocks 1.61%					$23,283,263
(Cost $18,782,391)

Diversified Commercial Services 0.00%					267

SpinCycle, Inc. (B)(I)				667	267

Diversified Metals & Mining 0.06%					940,287

Great Lakes Carbon Income Fund (Canada)				100,000	940,287

John Hancock
Strategic Income Fund
Securities owned by the Fund on
February 28, 2006 (unaudited)

Gold 0.73%						10,584,000

Newmont Mining Corp.					200,000	10,584,000
Integrated Telecommunication Services		0.06%				822,036

Deutsche Telekom AG, American Depositary
Receipt (Germany)					8,253	130,315
Manitoba Telecom Services, Inc. (Canada)					910	30,494
Versatel Telecom International N.V.
(Netherlands) (C)(I)					590,005	661,227
Precious Metals & Minerals 0.46%						6,645,000

Pan American Silver Corp. (Canada) (I)					300,000	6,645,000
Wireless Telecommunication Services		0.30%				4,291,673

NII Holdings, Inc. (I)					69,572	3,563,478
USA Mobility, Inc.					25,267	728,195
				Credit
Issuer, description				rating (A)	Shares	Value
Preferred stocks	0.54%					$7,836,650
(Cost $7,793,117)

Environmental Services	0.37%					5,363,000

Allied Waste Industries, Inc., 6.25%, Ser C,
Conv				B	100,000	5,363,000
Marine 0.00%						0

Pacific & Atlantic Holdings, Inc., 7.50%
(B)(G)(I)				CCC	100,913	0
Wireless Telecommunication Services		0.17%				2,473,650

Rural Cellular Corp., 11.375%, Ser B (I)				Ca	2,070	2,473,650
		Interest	Maturity	Credit	Par value
Issuer, description		rate (%)	date	rating (A)	($000)	Value
U.S. government and agencies securities			19.29%			$279,460,999
(Cost $279,176,499)

Government U.S. 9.63%						139,470,610

United States Treasury,
Bond		9.250	02-15-16	AAA	27,600	37,703,118
Bond		8.125	08-15-19	AAA	17,225	23,050,547
Note		6.125	08-15-07	AAA	67,200	68,528,275
Note		5.000	08-15-11	AAA	10,000	10,188,670
Government U.S. Agency 9.66%						139,990,389

Federal Home Loan Bank,
Bond		4.625	10-24-07	AAA	15,000	14,900,310
Bond		4.000	03-10-08	AAA	14,300	14,054,111

John Hancock
Strategic Income Fund
Securities owned by the Fund on
February 28, 2006 (unaudited)

Federal Home Loan Mortgage Corp.,
Note (U)	5.100	11-14-08	AAA	19,940	19,893,201
Note	5.020	03-22-12	AAA	12,250	12,065,344
Note	4.650	10-10-13	AAA	9,695	9,335,606
Note	4.625	05-28-13	AAA	3,000	2,866,803
Note	4.625	08-22-08	AAA	15,000	14,875,950
Note (U)	4.500	08-22-07	AAA	30,000	29,770,830
Government National Mortgage Assn.,
30 Yr Pass Thru Ctf	5.500	05-15-33	AAA	7,518	7,548,042
Tennessee Valley Authority,
Bond	4.875	12-15-16	AAA	14,500	14,680,192

Issuer				Shares	Value
Warrants 0.00%					$58,681
(Cost $647,943)

Integrated Telecommunication Services 0.00%					58,681

COLT Telecom Plc (United Kingdom) (B)(I)(S)				5,000	41,855
NTL, Inc.				28,043	16,826

			Interest	Par value
Issuer, description, maturity date			rate (%)	($000)	Value

Short-term investments 1.02%					$14,778,000
(Cost $14,778,000)

Joint Repurchase Agreement 1.02%					14,778,000

Investment in a joint repurchase agreement
transaction with Bank of America - Dated
2-28-06 due 3-01-06 (secured by U.S.
Treasury Inflation Indexed Bonds 1.125% due
1-15-15 and 2.375% due 1-15-25, U.S.
Treasury Inflation Indexed Note 3.875% due
4-15-29 and U.S. Treasury STRIPS due
11-15-21)			4.520	14,778	14,778,000

Total investments 100.00%					$1,448,851,366

John Hancock
Strategic Income Fund
Summary of written options outstanding on
February 28, 2006 (unaudited)

	Number of	Exercise	Expiration
Currency	contracts	price	date	Value

CALLS
Canadian Dollar	49,150,000	$112.00	06-30-06	$571,659

				$571,659

Summary of written options

John Hancock Strategic Income Fund Footnotes to Schedule of Investments February 28, 2006 (unaudited)

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available, unless indicated otherwise.

(B) This security is fair valued in good faith under procedures established by the Board of Trustees.

(C) Parenthetical disclosure of a country in the security description represents country of issuer;
however, the security is euro-denominated.

(D) Par value of foreign bonds is expressed in local currency, as shown parenthetically in security description.

(G) Security rated internally by John Hancock Advisers, LLC.

(H) Non-income-producing issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

(I) Non-income-producing security.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $39,373,659 or 2.72% of the Fund's total investments as of February 28, 2006.

(U) All or a portion of these securities are pledged as collateral for written call options. See the additional information on the outstanding written options in the table preceding these footnotes.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated, unless indicated otherwise.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on February 28, 2006, including short-term investments, was
$1,363,028,208. Gross unrealized appreciation and depreciation of investments aggregated
$114,968,050 and $29,144,892, respectively, resulting in net unrealized appreciation of $85,823,158.

Footnotes to Schedule of Investments - Page 1

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle*
James F. Carlin
Richard P. Chapman, Jr.**
William H. Cunningham
Charles L. Ladner**
Dr. John A. Moore**
Patti McGill Peterson**
Steven R. Pruchansky

* Non-Independent Trustee
** Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

William H. King
Vice President and Treasurer

Francis V. Knox, Jr.
Vice President and Chief Compliance Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Sovereign Asset Management LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

How to contact us

Internet www.jhfunds.com

Mail

Regular mail:
John Hancock
Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Express mail:
John Hancock
Signature Services, Inc.
Mutual Fund Image Operations
380 Stuart Street
Boston, MA 02116

Phone

Customer service representatives	**1-800-225-5291**
24-hour automated information	**1-800-338-8080**
TDD line	**1-800-554-6713**

This report is for the information of the shareholders of John Hancock Strategic Income Fund.

910Q3 2/06
4/06

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Strategic Series

By: /s/ Keith F. Hartstein ------------------------------------- Keith F. Hartstein President and Chief Executive Officer Date: April 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein ------------------------------------- Keith F. Hartstein President and Chief Executive Officer Date: April 24, 2006

By: /s/ John G. Vrysen
-------------------------------------
John G. Vrysen
Executive Vice President and Chief Financial Officer

Date: April 24, 2006